UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.9%
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--11.4%
Cosi, Inc. 1                                                                 76,100       $    644,567
-------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                                            13,200            731,346
-------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                    25,800            866,880
-------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                        92,300          1,292,200
-------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                    35,300          1,130,659
-------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                            24,500          1,396,255
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                 23,600            843,700
-------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. 1                                            17,300          1,038,692
-------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              73,700          2,017,906
-------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                       17,200            461,476
-------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A 1                                               19,600            737,352
-------------------------------------------------------------------------------------------------------
Youbet.com, Inc. 1                                                          122,600            675,526
                                                                                          -------------
                                                                                            11,836,559
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Meritage Homes Corp. 1                                                       10,200            948,090
-------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                      26,600            903,336
                                                                                          -------------
                                                                                             1,851,426
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.5%
Coldwater Creek, Inc. 1                                                      27,000            747,630
-------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                         43,000            804,530
                                                                                          -------------
                                                                                             1,552,160
-------------------------------------------------------------------------------------------------------
MEDIA--4.2%
Central European Media Enterprises Ltd., Cl. A 1                             35,700          1,725,024
-------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                               2,900             55,912
-------------------------------------------------------------------------------------------------------
Imax Corp. 1                                                                154,600          1,569,190
-------------------------------------------------------------------------------------------------------
Morningstar, Inc. 1                                                          19,900            540,283
-------------------------------------------------------------------------------------------------------
WPT Enterprises, Inc. 1                                                      19,100            412,847
                                                                                          -------------
                                                                                             4,303,256
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
bebe stores, inc.                                                            27,900            794,034
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                              8,000            664,800
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                       11,700            534,690
-------------------------------------------------------------------------------------------------------
Citi Trends, Inc. 1                                                          18,500            509,675
-------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                                           10,700            283,550
-------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                                     5,000             91,250
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                        25,000            609,750
-------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                               22,900            783,180
                                                                                          -------------
                                                                                             4,270,929
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Quicksilver, Inc. 1                                                          57,600            967,104


1               |               Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
CONSUMER STAPLES--3.0%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Hansen Natural Corp. 1                                                        8,200       $    757,680
-------------------------------------------------------------------------------------------------------
Jones Soda Co. 1                                                            131,800            698,540
                                                                                          -------------
                                                                                             1,456,220
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Central European Distribution Corp. 1                                        17,300            645,809
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Diamond Foods, Inc. 1                                                        23,900            529,385
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Herbalife Ltd. 1                                                             20,000            459,800
ENERGY--0.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Todco, Cl. A 1                                                               18,800            577,348
FINANCIALS--2.0%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Greenhill & Co., Inc.                                                        20,000            767,200
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
Hanmi Financial Corp.                                                        37,500            712,500
-------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                         17,400            642,930
                                                                                          -------------
                                                                                             1,355,430
HEALTH CARE--22.7%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Arena Pharmaceuticals, Inc. 1                                               119,600          1,036,932
-------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                               57,000            974,130
-------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    9,000            392,310
-------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1                                                               60,700            720,813
-------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1                                                           40,000            463,600
                                                                                          -------------
                                                                                             3,587,785
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--8.8%
ArthroCare Corp. 1                                                           22,900            837,453
-------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                               25,000            825,000
-------------------------------------------------------------------------------------------------------
Foxhollow Technologies, Inc. 1                                               23,400          1,200,186
-------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                            12,000            529,080
-------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                              19,450            534,292
-------------------------------------------------------------------------------------------------------
IRIS International, Inc. 1                                                  100,000          1,601,000
-------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                               18,000            731,520
-------------------------------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                                     22,100            550,953
-------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                              33,000          1,417,680
-------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1                                                         43,600            852,816
                                                                                          -------------
                                                                                             9,079,980
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.4%
Amedisys, Inc. 1                                                             31,700          1,240,738
-------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                              41,800          1,224,740
-------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                 20,100            864,300
-------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Matria Healthcare, Inc. 1                                                    26,000       $    918,840
-------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                20,000            963,600
-------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc. 1                                           27,000            704,970
-------------------------------------------------------------------------------------------------------
SFBC International, Inc. 1                                                   40,600          1,633,744
-------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                30,400          1,164,928
                                                                                          -------------
                                                                                             8,715,860
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Adams Respiratory Therapeutics, Inc. 1                                        1,700             50,150
-------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                         50,000          1,064,000
-------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                        54,000          1,013,040
                                                                                          -------------
                                                                                             2,127,190
INDUSTRIALS--5.4%
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.1%
Hub Group, Inc., Cl. A 1                                                     35,600          1,102,888
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Builders FirstSource, Inc. 1                                                 40,000            800,000
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
CRA International, Inc. 1                                                    18,200            968,240
-------------------------------------------------------------------------------------------------------
Laureate Education, Inc. 1                                                   13,700            620,610
                                                                                          -------------
                                                                                             1,588,850
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Energy Conversion Devices, Inc. 1                                            26,900            672,231
-------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                            20,000            473,972
-------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                      60,400            425,820
                                                                                          -------------
                                                                                             1,572,023
-------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Joy Global, Inc.                                                             11,700            480,519
INFORMATION TECHNOLOGY--39.7%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
F5 Networks, Inc. 1                                                          31,200          1,316,016
-------------------------------------------------------------------------------------------------------
Ixia 1                                                                       85,500          1,687,770
-------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                 25,000            606,250
-------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                            58,400            707,224
-------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                             44,700            976,695
                                                                                          -------------
                                                                                             5,293,955
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Avid Technology, Inc. 1                                                      14,000            576,100
-------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                         34,100            881,485
                                                                                          -------------
                                                                                             1,457,585
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.7%
Brightpoint, Inc. 1                                                          30,000            727,500
-------------------------------------------------------------------------------------------------------
Cogent, Inc. 1                                                               29,700            893,079
-------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                                         40,000          1,315,600
-------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                15,100            731,595
-------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Trimble Navigation Ltd. 1                                                    31,100       $  1,211,656
                                                                                          -------------
                                                                                             4,879,430
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.1%
Aladdin Knowledge Systems Ltd. 1                                             83,900          1,611,719
-------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                             26,500            665,680
-------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                        57,200          2,286,570
-------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                              15,700            696,609
-------------------------------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                                     10,800            635,364
-------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                     84,100          1,560,055
-------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                           70,000            898,800
                                                                                          -------------
                                                                                             8,354,797
-------------------------------------------------------------------------------------------------------
IT SERVICES--3.4%
Aquantive, Inc. 1                                                            52,000            980,720
-------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                    34,100          1,003,052
-------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                             28,400          1,056,480
-------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1                                    41,300            483,210
                                                                                          -------------
                                                                                             3,523,462
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.8%
ATMI, Inc. 1                                                                 15,000            477,450
-------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                   28,000            689,080
-------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                               25,000            965,750
-------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                    17,100            331,398
-------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                         64,700            747,932
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                            30,000            509,700
-------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                            65,800          1,404,830
-------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                45,000            949,050
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                     86,300            496,225
-------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                                         25,000            600,000
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                  101,300            742,529
-------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                 35,200          1,148,928
                                                                                          -------------
                                                                                             9,062,872
-------------------------------------------------------------------------------------------------------
SOFTWARE--8.2%
Bottomline Technologies, Inc. 1                                              79,800          1,256,052
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                   26,000          1,223,560
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                       44,000          1,889,800
-------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd., ADR 1                                 39,900          1,305,125
-------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                   82,500          1,409,925
-------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                      73,700          1,437,887
                                                                                          -------------
                                                                                             8,522,349
TELECOMMUNICATION SERVICES--1.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
NeuStar, Inc., Cl. A 1                                                       16,900            473,200


4               |               Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
JAMDAT Mobile, Inc. 1                                                        20,700       $    592,434
-------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                   38,800            643,692
                                                                                          -------------
                                                                                             1,236,126
                                                                                          -------------
Total Common Stocks (Cost $83,924,670)                                                     102,431,497

                                                                              UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2 (Cost $0)                 6,800             30,990
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $83,924,670)                                 98.9%       102,462,487
-------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                 1.1          1,128,305
                                                                         ------------------------------
Net Assets                                                                    100.0%      $103,590,792
                                                                         ==============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2005 was $30,990, which represents 0.03% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $85,198,605
                                              ============

Gross unrealized appreciation                 $18,088,509
Gross unrealized depreciation                    (824,627)
                                              ------------
Net unrealized appreciation                   $17,263,882
                                              ============


5               |               Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

ILLIQUID OR RESTRICTED SECURITIES
As of July 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                   ACQUISITION                    VALUATION AS OF        UNREALIZED
SECURITY                  DATE          COST        JULY 31, 2005      APPRECIATION
-----------------------------------------------------------------------------------
Discovery
Laboratories,
Inc. Wts.,
Exp. 9/20/10           6/18/03     $      --         $     30,990      $     30,990


6               |               Oppenheimer Emerging Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005